UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2009

Item 1. Reports to Stockholders

Annual report

Delaware Cash Reserve Fund

March 31, 2009

Fixed income mutual fund

Table of contents

Performance summary	1

Disclosure of Fund expenses	4

Sector allocation	6

Statement of net assets	7

Statement of operations	11

Statements of changes in net assets	12

Financial highlights	14

Notes to financial statements	22

Report of independent registered public accounting firm	30

Other Fund information	31

Board of trustees/directors and officers addendum	32

About the organization	40

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Performance summary
Delaware Cash Reserve Fund	March 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value may fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Cash Reserve Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance		Average annual total returns through March 31, 2009
	7-day yield	1 year	5 years	10 years	Lifetime
3/31/09
Class A (Est. June 30, 1978)	+0.10%	+1.42%	+2.94%	+2.92%	+6.00%
Consultant Class	+0.15%	+1.19%	+2.69%	+2.67%	+5.81%
(Est. June 30, 1978)
Class B (Est. May 2, 1994)
Excluding sales charge	+0.15%	+0.60%	+2.08%	+2.23%	+2.94%
Including sales charge		-3.40%	+1.66%	+2.23%	+2.94%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+0.15%	+0.60%	+2.08%	+2.05%	+2.46%
Including sales charge		-0.40%	+2.08%	+2.05%	+2.46%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart above. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 1 through 3.) Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, and Consultant Class shares. Class A shares are available without sales charges or any 12b-1 fees.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Performance summary
Delaware Cash Reserve Fund

Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets, which has been voluntarily limited to 0.00% from March 20, 2009 until such time as the waiver has been discontinued.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Consultant Class shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets, which has been voluntarily limited to 0.00% from March 20, 2009 until such time as the waiver has been discontinued.

Consultant Class shares were first made available March 10, 1988. They are sold without a sales charge and have an annual distribution and service fee of up to 0.30% of average daily net assets, which has been voluntarily limited to 0.00% from March 20, 2009 until such time as the waiver has been discontinued.

Consultant Class performance prior to March 10, 1988, for Delaware Cash Reserve Fund is based on Class A performance. Performance after March 10, 1988, reflects the impact of an annual service and distribution fee of up to 0.30% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to (1) contractually waive all or a portion of its investment advisory fees and/or reimburse certain expenses to prevent total annual fund operating expenses (excluding certain expenses identified in the prospectus) from exceeding 0.62% of the Fund’s average daily net assets from Aug. 1, 2008 through July 31, 2009; and (2) voluntarily limit the Class B, Class C, and Consultant Class shares’ distribution and service fees to 0.00% from March 20, 2009 until the voluntary cap is discontinued. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Consultant Class
Total annual operating expenses	0.69%	1.69%	1.69%	0.99%
(without fee waivers)
Net expenses	0.62%	0.62%	0.62%	0.62%
(including fee waivers, if any)
Type of waiver	Contractual	Voluntary and	Voluntary and	Voluntary and
		contractual	contractual	contractual

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such a fund.

The “Fund performance” table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Stock symbols and CUSIPs
	Nasdaq symbols	CUSIPs
Class A	DCRXX	245910104
Class B	DCBXX	245910302
Class C	DCCXX	245910401
Consultant Class	DCSXX	245910203

Disclosure of Fund expenses
For the period October 1, 2008 to March 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 to March 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Cash Reserve Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/08	3/31/09	Expense Ratio	10/1/08 to 3/31/09*
Actual Fund return
Class A	$1,000.00	$1,004.30	0.66%	$3.30
Class B	1,000.00	1,001.30	1.24%	6.19
Class C	1,000.00	1,001.30	1.24%	6.19
Consultant Class	1,000.00	1,003.30	0.87%	4.35
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.64	0.66%	$3.33
Class B	1,000.00	1,018.75	1.24%	6.24
Class C	1,000.00	1,018.75	1.24%	6.24
Consultant Class	1,000.00	1,020.59	0.87%	4.38

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

Sector allocation
Delaware Cash Reserve Fund	As of March 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Agency Obligation	1.06%
Certificate of Deposit	2.12%
Commercial Paper	86.50%
Colleges & Universities	28.87%
Consumer Products	1.06%
Financial Services	4.67%
Industrial	25.77%
Mortgage Bankers & Brokers	18.06%
Pharmaceuticals	8.07%
Corporate Bonds	4.92%
Floating Rate Notes	3.19%
Total Value of Securities	97.79%
Receivables and Other Assets Net of Liabilities	2.21%
Total Net Assets	100.00%

Statement of net assets
Delaware Cash Reserve Fund	March 31, 2009

		Principal amount	Value
Agency Obligation – 1.06%
	Federal Home Loan Bank 1.15% 4/16/10	$5,000,000	$5,000,000
Total Agency Obligation (cost 5,000,000)			5,000,000

Certificate of Deposit – 2.12%
	Bank of Nova Scotia 0.73% 5/18/09	10,000,000	10,000,000
Total Certificate of Deposit (cost $10,000,000)			10,000,000

Commercial Paper – 86.50%
Colleges & Universities – 28.87%
≠	Cornell University
	0.551% 6/10/09	5,000,000	4,994,653
	0.601% 7/8/09	7,500,000	7,487,750
	0.652% 6/17/09	5,000,000	4,993,049
≠	Dartmouth College 0.40% 5/27/09	4,750,000	4,747,044
	Emory University
	0.55% 4/8/09	5,000,000	5,000,000
	1.40% 4/7/09	10,000,000	10,000,000
	Johns Hopkins University
	0.50% 4/8/09	4,000,000	4,000,000
	0.60% 5/21/09	4,150,000	4,150,000
≠	Leland Stanford Junior College
	0.35% 4/16/09	5,000,000	4,999,271
	0.35% 5/6/09	15,000,000	14,994,895
	Massachusetts Health & Educational Facilities Authority
	0.45% 6/2/09	5,000,000	5,000,000
	0.45% 6/16/09	5,000,000	5,000,000
≠	University of California
	0.501% 6/8/09	5,000,000	4,995,278
	0.551% 6/5/09	5,000,000	4,995,035
≠	University of Chicago 0.601% 5/12/09	10,000,000	9,993,167
≠	Vanderbilt University
	0.601% 5/6/09	7,163,000	7,158,822
	0.952% 4/7/09	5,000,000	4,999,208
	1.154% 5/18/09	5,000,000	4,992,493
	1.203% 5/8/09	3,500,000	3,495,683
≠	Yale University
	0.651% 6/4/09	5,000,000	4,994,222
	0.651% 6/10/09	15,000,000	14,981,041
			135,971,611

Statement of net assets
Delaware Cash Reserve Fund

		Principal amount	Value
Commercial Paper (continued)
Consumer Products – 1.06%
≠	Proctor & Gamble 0.35% 4/13/09	$5,000,000	$4,999,417
			4,999,417
Financial Services – 4.67%
≠	CME Group
	0.35% 5/5/09	5,000,000	4,998,347
	0.38% 4/14/09	2,000,000	1,999,726
	0.40% 4/3/09	10,000,000	9,999,778
	Rabobank USA Finance 0.85% 8/3/09	5,000,000	5,000,000
			21,997,851
Industrial – 25.77%
≠	BP Capital Markets 0.521% 8/3/09	10,000,000	9,982,089
	ConocoPhillips
	0.23% 4/1/09	6,325,000	6,325,000
	≠0.23% 4/6/09	1,475,000	1,474,953
	≠0.37% 7/1/09	10,000,000	9,990,647
≠	Electricite de France 0.40% 4/9/09	10,000,000	9,999,110
≠	Hewlett-Packard 0.501% 6/1/09	5,000,000	4,995,764
≠	Johnson & Johnson
	0.471% 8/31/09	5,000,000	4,990,078
	1.207% 4/28/09	10,000,000	9,991,000
≠	L’OREAL USA
	0.30% 4/21/09	5,000,000	4,999,167
	0.30% 4/22/09	5,000,000	4,999,125
≠	Medtronic
	0.30% 4/20/09	10,000,000	9,998,417
	0.552% 8/7/09	7,500,000	7,485,333
≠	Nokia
	0.601% 5/28/09	6,150,000	6,144,157
	1.002% 4/2/09	4,750,000	4,749,868
	Shell International Finance
	≠1.61% 4/15/09	7,500,000	7,495,333
	2.016% 4/1/09	7,750,000	7,750,000
≠	Statoil 0.40% 4/14/09	10,000,000	9,998,556
			121,368,597
Mortgage Bankers & Brokers – 18.06%
	BNP Paribas Finance
	0.28% 4/1/09	10,000,000	10,000,000
	≠0.611% 4/13/09	10,000,000	9,997,967

		Principal amount	Value
Commercial Paper (continued)
Mortgage Bankers & Brokers (continued)
≠	ING Funding 0.42% 4/16/09	$10,000,000	$9,998,250
≠	JPMorgan Chase Funding 0.753% 8/12/09	10,000,000	9,972,292
≠	Royal Bank of Canada
	0.501% 5/22/09	7,500,000	7,494,687
	0.551% 8/17/09	7,600,000	7,583,977
≠	Scotiabanc 0.671% 6/2/09	5,000,000	4,994,231
	Societe Generale 0.18% 4/1/09	20,000,000	20,000,000
	Toronto Dominion Bank 0.95% 12/22/09	5,000,000	5,000,000
			85,041,404
Pharmaceuticals – 8.07%
≠	Pfizer 0.36% 6/11/09	7,500,000	7,494,675
≠	Roche Holdings 0.30% 5/15/09	10,000,000	9,996,333
≠	Sanofi-Aventis
	0.28% 4/23/09	7,500,000	7,498,717
	0.32% 5/7/09	3,000,000	2,999,040
	0.35% 4/22/09	10,000,000	9,997,958
			37,986,723
Total Commercial Paper (cost $407,365,603)			407,365,603

Corporate Bonds – 4.92%
	Ameritech Capital Funding 6.25% 5/18/09	2,720,000	2,735,367
	BellSouth 4.20% 9/15/09	4,750,000	4,798,606
	Credit Suisse 4.125% 1/15/10	7,415,000	7,444,285
	PNC Funding 4.50% 3/10/10	6,148,000	6,143,016
	Wells Fargo 4.20% 1/15/10	2,000,000	2,028,900
Total Corporate Bonds (cost $23,150,174)			23,150,174

•Floating Rate Notes – 3.19%
	Barclays Bank New York 2.41% 1/13/10	10,000,000	9,996,327
	Proctor & Gamble International 1.486% 2/8/10	5,000,000	5,000,000
Total Floating Rate Notes (cost $14,996,327)			14,996,327

Statement of net assets
Delaware Cash Reserve Fund

Total Value of Securities – 97.79%
(cost $460,512,104)©	$460,512,104
Receivables and Other Assets
Net of Liabilities – 2.21%	10,429,431
Net Assets Applicable to 471,272,522
Shares Outstanding – 100.00%	$470,941,535

Net Asset Value – Delaware Cash Reserve Fund
Class A ($432,133,088 / 432,406,350 Shares)	$1.00
Net Asset Value – Delaware Cash Reserve Fund
Class B ($9,486,067 / 9,510,999 Shares)	$1.00
Net Asset Value – Delaware Cash Reserve Fund
Class C ($15,316,512 / 15,324,960 Shares)	$1.00
Net Asset Value – Delaware Cash Reserve Fund
Consultant Class ($14,005,868 / 14,030,213 Shares)	$1.00

Components of Net Assets at March 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$471,273,295
Accumulated net realized loss on investments	(331,760)
Total net assets	$470,941,535

≠	The rate shown is the effective yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of March 31, 2009.
©	Also the cost for federal income tax purposes.

See accompanying notes

Statement of operations
Delaware Cash Reserve Fund	Year Ended March 31, 2009

Investment Income:
Interest		$10,463,081

Expenses:
Management fees	$2,244,514
Dividend and disbursing and transfer agent fees and expenses	595,809
Distribution expenses – Class B	84,358
Distribution expenses – Class C	126,826
Distribution expenses – Consultant Class	45,045
Accounting and administration expenses	200,049
U.S. Treasury’s Temporary Guaranty Program*	110,437
Registration fees	84,377
Legal fees	71,361
Reports and statements to shareholders	68,077
Audit and tax	36,481
Trustees’ fees	32,595
Insurance fees	12,921
Custodian fees	9,426
Consulting fees	5,846
Pricing fees	4,457
Dues and services	2,614
Trustees’ expenses	2,438	3,737,631
Less expenses waived		(153,678)
Less waived distribution expenses – Class B		(17,693)
Less waived distribution expenses – Class C		(27,341)
Less waived distribution expenses – Consultant Class		(10,370)
Less expense paid indirectly		(3,509)
Total operating expenses		3,525,040
Net Investment Income		6,938,041

Net Realized Gain on Investments		11,283

Net Increase in Net Assets Resulting from Operations		$6,949,324

*See Note 10 in “Notes to financial statements.”

See accompanying notes

Statements of changes in net assets
Delaware Cash Reserve Fund

	Year Ended
	3/31/09	3/31/08
Increase in Net Assets from Operations:
Net investment income	$6,938,041	$20,494,443
Net realized gain on investments	11,283	4,983
Net increase in net assets resulting from operations	6,949,324	20,499,426

Dividends to Shareholders from:
Net investment income:
Class A	(6,644,779)	(19,377,880)
Class B	(46,580)	(239,604)
Class C	(67,913)	(303,210)
Consultant Class	(178,769)	(573,749)
	(6,938,041)	(20,494,443)

Capital Share Transactions:
Proceeds from shares sold:
Class A	575,095,308	571,997,485
Class B	8,737,285	8,165,283
Class C	21,068,960	13,044,607
Consultant Class	8,226,932	6,846,496

Net asset value of shares issued upon reinvestment
of dividends:
Class A	6,674,588	18,874,558
Class B	43,045	205,672
Class C	63,811	273,729
Consultant Class	181,247	565,581
	620,091,176	619,973,411

	Year Ended
	3/31/09	3/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(611,624,183)	$(528,335,794)
Class B	(7,294,886)	(7,427,373)
Class C	(17,215,309)	(8,700,013)
Consultant Class	(9,080,854)	(8,158,984)
	(645,215,232)	(552,622,164)
Increase (Decrease) in net assets derived
from capital share transactions	(25,124,056)	67,351,247
Net Increase (Decrease) in Net Assets	(25,112,773)	67,356,230

Net Assets:
Beginning of year	496,054,308	428,698,078
End of year (there was no undistributed
net investment income at either year end)	$470,941,535	$496,054,308

See accompanying notes

Financial highlights
Delaware Cash Reserve Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
$1.000	$1.000	$1.000	$1.000	$1.000

0.014	0.043	0.046	0.031	0.012
0.014	0.043	0.046	0.031	0.012

(0.014)	(0.043)	(0.046)	(0.031)	(0.012)
(0.014)	(0.043)	(0.046)	(0.031)	(0.012)

$1.000	$1.000	$1.000	$1.000	$1.000

1.42%	4.36%	4.65%	3.11%	1.21%

$432,133	$461,977	$399,433	$400,447	$436,552
0.66%	0.69%	0.71%	0.70%	0.56%

0.69%	0.69%	0.72%	0.75%	0.78%
1.42%	4.27%	4.56%	3.06%	1.17%

1.39%	4.27%	4.55%	3.01%	0.95%

Financial highlights
Delaware Cash Reserve Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
$1.000	$1.000	$1.000	$1.000	$1.000

0.006	0.033	0.036	0.022	0.007
0.006	0.033	0.036	0.022	0.007

(0.006)	(0.033)	(0.036)	(0.022)	(0.007)
(0.006)	(0.033)	(0.036)	(0.022)	(0.007)

$1.000	$1.000	$1.000	$1.000	$1.000

0.60%	3.32%	3.62%	2.21%	0.70%

$9,486	$8,000	$7,058	$9,807	$17,755
1.45%	1.69%	1.71%	1.55%	1.06%

1.69%	1.69%	1.72%	1.75%	1.78%
0.63%	3.27%	3.56%	2.21%	0.67%

0.39%	3.27%	3.55%	2.01%	(0.05% )

Financial highlights
Delaware Cash Reserve Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
$1.000	$1.000	$1.000	$1.000	$1.000

0.006	0.033	0.036	0.022	0.007
0.006	0.033	0.036	0.022	0.007

(0.006)	(0.033)	(0.036)	(0.022)	(0.007)
(0.006)	(0.033)	(0.036)	(0.022)	(0.007)

$1.000	$1.000	$1.000	$1.000	$1.000

0.60%	3.32%	3.62%	2.21%	0.70%

$15,317	$11,399	$6,781	$5,353	$9,734
1.45%	1.69%	1.71%	1.55%	1.06%

1.69%	1.69%	1.72%	1.75%	1.78%
0.63%	3.27%	3.56%	2.21%	0.67%

0.39%	3.27%	3.55%	2.01%	(0.05% )

Financial highlights
Delaware Cash Reserve Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
$1.000	$1.000	$1.000	$1.000	$1.000

0.012	0.040	0.043	0.028	0.010
0.012	0.040	0.043	0.028	0.010

(0.012)	(0.040)	(0.043)	(0.028)	(0.010)
(0.012)	(0.040)	(0.043)	(0.028)	(0.010)

$1.000	$1.000	$1.000	$1.000	$1.000

1.19%	4.10%	4.39%	2.85%	0.95%

$14,006	$14,678	$15,426	$18,816	$19,832
0.89%	0.94%	0.96%	0.95%	0.81%

0.99%	0.99%	1.02%	1.05%	1.08%
1.19%	4.02%	4.31%	2.81%	0.92%

1.09%	3.97%	4.25%	2.71%	0.65%

Notes to financial statements
Delaware Cash Reserve Fund	March 31, 2009

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a contingent deferred sales charge (CDSC) that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective August 1, 2008, DMC contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 0.62% of average daily net assets of the Fund through July 31, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund. Prior to August 1, 2008, total annual operating expenses were voluntarily limited to 0.70% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended March 31, 2009, the Fund was charged $ 25,006 for these services.

Notes to financial statements
Delaware Cash Reserve Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. Effective March 20, 2009, DDLP has elected to waive distribution and service fees to 0.00% of average daily net assets for Class B, Class C and Consultant Class shares. These waivers may be discontinued at any time because they are voluntary. There were no distribution and service fee waivers for Class B and Class C shares prior to December 4, 2008. Beginning on December 4, 2008, the Distributor voluntarily reduced the distribution and service fee six times, as shown in the chart below. Prior to February 11, 2009, the distribution and service fee for Consultant Class shares was voluntarily waived to 0.25%. Beginning on February 11, 2009, the Distributor voluntarily reduced the Consultant Class shares distribution and service fees three times, as shown in the chart below.

Class B and Class C		Consultant Class
Voluntary	Effective	Voluntary	Effective
Limitation	Date	Limitation	Date
0.75%	12/4/08
0.50%	1/13/09	0.20%	2/11/09
0.40%	2/11/09	0.10%	2/20/09
0.20%	2/13/09	0.00%	3/20/09
0.10%	2/20/09
0.00%	3/20/09

At March 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$139,094
Dividend disbursing, transfer agent and fund
accounting oversight fees and other
expenses payable to DSC	48,481
Distribution fees payable to DDLP	3,065
Other expenses payable to DMC and affiliates*	16,761

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended March 31, 2009, the Fund was charged $36,257 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended March 31, 2009, DDLP received gross CDSC commissions of $38,989 and $8,727 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

Effective April 1, 2008, the Fund adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

Notes to financial statements
Delaware Cash Reserve Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$—
Level 2	460,512,104
Level 3	—
Total	$460,512,104

There were no Level 3 securities at the beginning or end of the year.

4. Dividend Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the years ended March 31, 2009 and 2008 was as follows:

	Year Ended
	3/31/09	3/31/08
Ordinary income	$6,938,041	$20,494,443

5. Components of Net Assets on a Tax Basis

As of March 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$471,273,295
Undistributed ordinary income	12,176
Distribution payable	(12,176)
Capital loss carryforwards as of 3/31/09	(331,760)
Net assets	$470,941,535

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $11,283 was utilized in 2009. Capital loss carryforwards remaining at March 31, 2009 will expire as follows: $331,760 expires in 2011.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	3/31/09	3/31/08
Shares sold:
Class A	575,095,265	571,997,485
Class B	8,737,285	8,165,283
Class C	21,068,961	13,044,607
Consultant Class	8,226,932	6,846,496

Shares issued upon reinvestment of dividends:
Class A	6,674,512	18,874,308
Class B	43,052	205,672
Class C	63,769	273,706
Consultant Class	181,247	565,581
	620,091,023	619,973,138
Shares repurchased:
Class A	(611,624,183)	(528,335,794)
Class B	(7,294,885)	(7,427,373)
Class C	(17,215,309)	(8,700,013)
Consultant Class	(9,080,855)	(8,158,984)
	(645,215,232)	(552,622,164)
Net increase (decrease)	(25,124,209)	67,350,974

For the years ended March 31, 2009 and 2008, 1,736,115 Class B shares were converted to 1,736,115 Consultant Class shares valued at $1,736,115 and 1,572,528 Class B shares were converted to 1,572,528 Consultant Class shares valued at $1,572,528, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant's allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Notes to financial statements
Delaware Cash Reserve Fund

7. Line of Credit (continued)

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Fund had no amounts outstanding as of March 31, 2009, or at any time during the year then ended.

8. Credit and Market Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of March 31, 2009, there were no Section 4(2) and/or Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Information

The Fund is participating in the U.S. Treasury’s Temporary Guaranty Program for Money Market Funds (the Program).

The Program is designed to guarantee the share price of any publicly offered eligible money market mutual fund – whether retail or institutional – that applies for and pays a fee to participate in the Program. The Fund has extended its participation in the Program, which began September 18, 2008 and now continues through September 18, 2009.

The Program provides coverage to shareholders of record for amounts that they held in participating money market funds as of close of business on September 19, 2008. The coverage for these shareholders under the Program would be reduced by amounts redeemed from their accounts after September 19, 2008 that were not later reinvested. Investments of shareholders in a participating money market fund who were not shareholders of record as of September 19, 2008 and amounts initially invested after September 19, 2008 will not be covered by the Program.

11. Tax information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended March 31, 2009, the Fund designates distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)	100.00%
Total Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund’s total distributions.

Report of independent
registered public accounting firm

The Shareholders and Board of Trustees of
Delaware Group® Cash Reserve — Delaware Cash Reserve Fund

We have audited the accompanying statement of net assets of Delaware Cash Reserve Fund (the sole series of Delaware Group Cash Reserve) (“the Fund”) as of March 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Cash Reserve Fund series of Delaware Group Cash Reserve at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
May 19, 2009

Other Fund information
(Unaudited)
Delaware Cash Reserve Fund

Fund management

Cynthia I. Isom
Vice President, Portfolio Manager
Cynthia I. Isom is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. She joined Delaware Investments in 1985 as a trader of money market, high grade corporate, and Treasury securities. She previously worked for eight years in the securities industry, most recently in institutional sales with Merrill Lynch Investment Managers. Isom earned her bachelor’s degree from Vassar College.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	83	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	83	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of Investment
(January 1984–March 2004)		Committee
The Haverford School
(2002–Present)

Chairman of
Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society
		(February 2006–Present)

President	83	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)

Executive Vice President
University of Pennsylvania
(April 1995–June 2002)

Founder and	83	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	83	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	83	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax, Inc.
(1983–Present)

President and	83	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Lead Director and Chair of
		Audit and Governance
		Committees, Member of
		Compensation Committee
		Digital River, Inc.

		Director and Chair of
		Governance Committee,
		Audit Committee
		Member
		Rimage Corporation

		Director and Chair of
		the Compensation Committee
		Spanlink Communications

		Lead Director and Chair of
		Compensation and
		Governance Committees
		Valmont Industries, Inc.

Vice President and Treasurer	83	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	83	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	83	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	83	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	83	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	83	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
      John A. Fry
     Thomas F. Madison
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $27,000 for the fiscal year ended March 31, 2009.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $23,800 for the fiscal year ended March 31, 2008.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended March 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended March 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $9,150 for the fiscal year ended March 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns, review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $8,650 for the fiscal year ended March 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns, review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2008.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2009.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2008.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

      Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $261,152 and $263,012 for the registrant’s fiscal years ended March 31, 2009 and March 31, 2008, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® CASH RESERVE

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 5, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 5, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2009